Shareholders’ Equity (Details) - Schedule of Share Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 13,012	$ 8,793	$ 2,211
Research and development [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	8,721	5,726	1,518
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	2,229	1,403	217
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	1,786	1,537	419
Cost of revenues [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 276	$ 127	$ 57